Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation Table Total for PEOs (1) (2)		Compensation Actually Paid to PEOs (3)		Average Summary Compensation Table Total for Non-PEO	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment Based on Total Shareholder	Net Income (Loss) (7)
Year	PEO 1	PEO 2	PEO 1	PEO 2	NEOs (4)	NEOs (5)	Return (6)	($000’s)
2025	$309,346	309,346	$309,346	$309,346	$284,620	$284,620	$104	$10,798
2024	528,600	-	450,240	-	474,009	447,889	130	7,851
2023	634,035	-	391,680	-	659,815	403,250	54	(48,674)

Company Selected Measure Name		adjusted EBITDA	adjusted EBITDA	adjusted EBITDA
Adjustment To PEO Compensation, Footnote [Text Block]

The following table reflects the adjustments made to SCT total compensation to compute CAP for the position of PEO and average CAP for our other NEOs.

	PEO 1					PEO 2
Year	SCT Total	Equity Deductions From SCT Total (a)	CAP of Equity Vesting During FY (b)	CAP of Unvested Equity at FYE (c)	Compensation Actually Paid	SCT Total	Equity Deductions From SCT Total	CAP of Equity Vesting During FY (a)	CAP of Unvested Equity at FYE (b)	Compensation Actually Paid
2025	$309,346	$-	$-	$-	$309,346	$309,346	$-	$-	$-	$309,346
2024	528,600	(219,600)	141,240	-	450,240	-	-	-	-	-
2023	634,035	(325,035)	4,320	78,360	391,680	-	-	-	-	-

	Non-PEO NEOs
Year	SCT Total	Average Equity Deductions from SCT Total (a)	Average CAP of Equity Vesting During FY (b)	Average CAP of Unvested Equity at FYE (c)	Average Compensation Actually Paid
2025	$284,620	$-	$-	$-	$284,620
2024	474,009	(214,248)	188,128	-	447,889
2023	659,815	(299,955)	4,210	39,180	403,250

(a)	The amount in these columns represent the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to share value used for performance-based share awards at the time of the award).

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 284,620	$ 474,009	$ 659,815
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 284,620	447,889	403,250
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[3]	$ 104	130	54
Net Income (Loss) Attributable to Parent	[4]	10,798	7,851	(48,674)
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5],[6]	309,346	528,600	634,035
PEO Actually Paid Compensation Amount	[7]	309,346	450,240	391,680
PEO 1 [Member] | Equity Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		(219,600)	(325,035)
PEO 1 [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		141,240	4,320
PEO 1 [Member] | CAP of Unvested Equity at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			78,360
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5],[6]	309,346
PEO Actually Paid Compensation Amount	[7]	309,346
PEO 2 [Member] | Equity Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2 [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
PEO 2 [Member] | CAP of Unvested Equity at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		284,620	474,009	659,815
Non-PEO NEO Average Compensation Actually Paid Amount		284,620	447,889	403,250
Non-PEO NEO [Member] | Equity Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		(214,248)	(299,955)
Non-PEO NEO [Member] | CAP of Equity Vesting During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]		188,128	4,210
Non-PEO NEO [Member] | CAP of Unvested Equity at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			$ 39,180

[1]	Our non-PEO named executive officers included Mahmud Haq for 2023, 2024 and 2025, Bill Korn through October 6, 2023, Stephen Snyder from May 1, 2024 to December 31, 2024, Norman Roth for 2024 and 2025 and Crystal Williams for 2025. The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. See note (3) above.
[2]	The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group, as computed in accordance with the Pay Versus Performance Rules. They do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year.
[3]	Cumulative total shareholder return (“TSR”) is calculated by dividing the difference between the Company’s share price at the end (December 31, 2025) and the beginning (January 1, 2023) of the measurement period by the Company’s share price at the beginning of the measurement period. There were no dividends for the Common Stock.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited consolidated financial statements for the applicable year. While the Company does not use net income (loss) as a performance measure in its executive compensation program, the measure of net income (loss) is correlated with the measure adjusted EBITDA (a non-GAAP measure) which the Company does use when setting goals in the Company’s incentive compensation program.
[5]	A. Hadi Chaudhry (“PEO 1”) and Stephen Snyder (“PEO 2”) served as our PEOs for 2025. A. Hadi Chaudhry served as the PEO for the years 2023 and 2024.
[6]	Amounts in this column represent the “Total” column set forth in the SCT on page 13. See the footnotes to the SCT for further detail regarding the amounts in these columns.
[7]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).
[8]	The amount in these columns represent the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to share value used for performance-based share awards at the time of the award).
[9]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.